Fair Value of Financial Instruments (Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis,Counterparty and Cash Collateral Netting) (Details)	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Private Equity [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Private Equity [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Private Equity [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Japanese Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Government, Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Bank and Corporate Debt Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Residential Mortgage-Backed Securities (RMBS) [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Mortgage and Other Mortgage-Backed Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Collateralized Debt Obligation (CDO) [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Equity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Credit Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Netting [Member] Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Netting [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Netting [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Netting [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Netting [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Netting [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Trading Assets and Private Equity Investments [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2010 Trading Assets and Private Equity Investments [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Equities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Foreign Government, Agency and Municipal Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Bank and Corporate Debt Securities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities (RMBS) [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Residential Mortgage-Backed Securities (RMBS) [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Collateralized Debt Obligation (CDO) [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2010 Trading Liabilities [Member] Netting [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2010 Trading Liabilities [Member] Netting [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] After Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2010 Trading Liabilities [Member] After Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Counterparty and Cash Collateral Netting [Member] USD ($)		Mar. 31, 2010 Counterparty and Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 After Counterparty and Cash Collateral Netting [Member] USD ($)	Mar. 31, 2011 After Counterparty and Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2010 After Counterparty and Cash Collateral Netting [Member] JPY (¥)
Total cash instruments							$ 27,830,000,000	[1],[2]	¥ 2,302,000,000,000	[1],[2]	¥ 2,062,000,000,000	[1],[2]	$ 3,500,000,000	¥ 289,000,000,000	¥ 326,000,000,000	$ 32,180,000,000	¥ 2,663,000,000,000	¥ 2,650,000,000,000	¥ 159,000,000,000	$ 1,920,000,000	¥ 106,000,000,000	¥ 4,194,000,000,000	$ 50,680,000,000	¥ 4,137,000,000,000	$ 19,550,000,000	¥ 1,619,000,000,000	¥ 1,895,000,000,000	$ 2,400,000,000	¥ 199,000,000,000	¥ 137,000,000,000	$ 23,760,000,000	¥ 1,966,000,000,000	¥ 1,019,000,000,000	$ 1,570,000,000	¥ 130,000,000,000	¥ 164,000,000,000	¥ 106,000,000,000	$ 1,280,000,000	¥ 76,000,000,000	¥ 124,000,000,000	$ 1,500,000,000	¥ 92,000,000,000																																		$ 166,170,000,000	[2]	¥ 13,751,000,000,000	[2]	¥ 12,664,000,000,000
Total derivatives	204,420,000,000		16,919,000,000,000		16,386,000,000,000																																						17,780,000,000	[3]	1,472,000,000,000	[3]	1,562,000,000,000	[3]	144,620,000,000	11,969,000,000,000	12,024,000,000,000	2,066,000,000,000	24,960,000,000	2,053,000,000,000	1,315,000,000,000	15,890,000,000	715,000,000,000	1,170,000,000	97,000,000,000	32,000,000,000	(186,420,000,000)	[4]	(15,428,000,000,000)	[4]	(14,350,000,000,000)	[4]	(15,428,000,000,000)	(186,420,000,000)	(14,350,000,000,000)	(186,420,000,000)	[3],[4]	(15,428,000,000,000)	[3],[4]	(14,350,000,000,000)	[3],[4]	18,000,000,000	[3]	1,491,000,000,000	[3]	2,036,000,000,000	[3]
Sub Total																																																																						(186,420,000,000)	[4]	(15,428,000,000,000)	[4]	(14,350,000,000,000)	[4]	184,170,000,000		15,242,000,000,000		14,700,000,000,000
Loans and receivables																																																																												6,700,000,000	[5]	554,000,000,000	[5]	692,000,000,000	[5]
Collateralized agreements	183,136,000,000		15,156,318,000,000		12,467,213,000,000																																																																							10,920,000,000	[6]	904,000,000,000	[6]
Other assets																																																																												8,920,000,000		738,000,000,000		447,000,000,000
Total																																																																								(15,428,000,000,000)	[4]					17,438,000,000,000																																																																(186,420,000,000)	[4]	(14,350,000,000,000)	[4]	210,710,000,000		15,839,000,000,000
Fair Value Disclosure Cash And Cash Equivalents																																																																																		1,535,000,000,000	18,550,000,000	1,562,000,000,000	1,588,000,000,000	19,190,000,000	1,616,000,000,000	20,000,000	2,000,000,000	42,620,000,000	3,527,000,000,000	2,760,000,000,000	316,000,000,000	3,820,000,000	257,000,000,000	10,000,000	1,000,000,000	0	2,000,000,000	0	64,000,000,000	770,000,000																																				84,980,000,000		6,197,000,000,000							7,033,000,000,000
Total derivatives	203,720,000,000	[7]	16,860,000,000,000	[7]	16,132,000,000,000	[7]																																																																																																	1,577,000,000,000	[3]	19,060,000,000	[3]	1,760,000,000,000	[3]	145,820,000,000	12,068,000,000,000	11,908,000,000,000	2,093,000,000,000	25,290,000,000	2,020,000,000,000	1,388,000,000,000	16,770,000,000	781,000,000,000	1,290,000,000	107,000,000,000	32,000,000,000	(188,220,000,000)	[4]	(15,577,000,000,000)	[4]	(14,341,000,000,000)	[4]	(15,577,000,000,000)	(188,220,000,000)	(14,341,000,000,000)	(15,577,000,000,000)	[3],[4]	(188,220,000,000)	[3],[4]	(14,341,000,000,000)	[3],[4]	1,656,000,000,000	[3]	20,010,000,000	[3]	2,160,000,000,000	[3]
Sub Total																																																																																																																																		(15,577,000,000,000)	[4]	(188,220,000,000)	[4]	(14,341,000,000,000)	[4]	8,689,000,000,000		104,990,000,000		8,357,000,000,000
Short-term borrowings																																																																																																																																								183,000,000,000	[8]	2,220,000,000	[8]	110,000,000,000	[8]
Payables and deposits																																																																																																																																								1,000,000,000	[9]	10,000,000	[9]	0	[9]
Collateralized financing	165,375,000,000		13,686,438,000,000		11,216,481,000,000																																																																																																																																			332,000,000,000	[6]	4,010,000,000	[6]
Long-term borrowings	98,830,000,000		8,179,000,000,000		6,984,000,000,000																																																																																																																																			1,933,000,000,000	[10],[11],[8]	23,350,000,000	[10],[11],[8]	1,485,000,000,000	[10],[11],[8]
Other liabilities																																																																																																																																								44,000,000,000		530,000,000		6,000,000,000
Total																																																																																																																																		¥ (15,577,000,000,000)	[4]					¥ 11,182,000,000,000						$ (188,220,000,000)	[4]	¥ (14,341,000,000,000)	[4]	$ 135,110,000,000		¥ 9,958,000,000,000

[1]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[2]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
[4]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[5]	Includes loans elected for the fair value option.
[6]	Includes collateralized agreements or collateralized financing elected for the fair value option.
[7]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[8]	Includes structured notes elected for the fair value option.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.